Nov. 01, 2016

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Intrepid Advantage Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated February 21, 2017

to the Prospectus, Summary Prospectus and Statement of Additional Information

dated November 1, 2016, as supplemented

Notice of Changes to Fund Name and Investment Strategies. The Board of Trustees of JPMorgan Trust I has approved changing the name and certain investment strategies of the JPMorgan Intrepid Advantage Fund (the “Fund”). These changes will become effective on or about March 31, 2017 (the “Effective Date”).

Name Change. On the Effective Date, the Fund’s name will change to the “JPMorgan Intrepid Sustainable Equity Fund.”

Changes to Investment Strategies. On the Effective Date, the “What are the Fund’s main investment strategies?” section of each prospectus will hereby be replaced by the following:

In managing the Fund, the adviser identifies companies that, in the adviser’s opinion, generally approach environmental, social and corporate governance (ESG) practices in a thoughtful manner while also having attractive value, quality and momentum characteristics. The Fund seeks to invest in companies that, on a combined basis, appear attractive when considering all of these financial and sustainability characteristics.

The Fund defines ESG characteristics as follows:

•
Environmental — companies that actively strive to reduce the negative impact of their business operations on the environment. In this context, the adviser analyzes factors such as the company’s likely impact on climate change, natural resource use, pollution and the use of clean technology

•
Social — companies that consider the social impact of their business internally and externally. In this context, the adviser reviews considerations such as worker safety, product safety and integrity, healthier products, impact on the community and human rights

•
Governance — companies that embrace corporate governance principles. In reviewing governance characteristics, the adviser considers issues such as board accountability and diversity, shareholder rights, executive compensation, business ethics and government and public policy

The Fund defines value, quality and momentum characteristics as follows:

•	Value — attractive valuations to identify underappreciated stocks

•	Quality — companies with conservative management teams and high quality earnings

•	Momentum — companies which have improving business fundamentals and which the market views positively

The Fund primarily invests in large-cap and mid-cap common stocks, and under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of companies meeting the Fund’s sustainability criteria. The Fund’s sustainability criteria are based on a proprietary ESG scoring methodology which includes qualitative factors and the adviser’s subjective judgment. Because investing on the basis of sustainability/ESG criteria involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the adviser will align with the beliefs or values of a particular investor.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure while maintaining a cash balance for liquidity.

Investment Process: The Fund has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Fund seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process. With respect to the Fund, the adviser utilizes the behavioral finance principles which identify companies with attractive value, quality and momentum characteristics.

In choosing securities to purchase, the Fund’s adviser evaluates and internally ranks companies across industries on the combined ESG criteria and value, quality and momentum characteristics. The Fund seeks to invest in those companies that, on a combined basis, appear attractive based on all of these financial and sustainability characteristics. The strategy also seeks to avoid those companies that, based on the Fund’s ESG scoring methodology, rank among the worst based on each of the ESG criteria individually, but does not automatically exclude companies in particular industries such as tobacco, alcohol or gambling. When evaluating companies to determine whether they have attractive characteristics, the adviser compares companies within similar industries to determine which securities to purchase within those industries. The adviser may vary the weightings of particular ESG and value, quality and momentum characteristics by industry because, in the adviser’s judgment, certain characteristics are more relevant for certain industries. For example, an environmental characteristic such as land use may be more relevant for energy companies than for technology companies.

The Fund has flexibility to focus in various industries or sectors based on the adviser’s analysis of market opportunities at a particular time.

The Fund will sell a stock if the adviser determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive opportunities are available.

Corresponding changes will also be made to the “More About the Funds” section.

Revision to The Fund’s Main Investment Risks

On the Effective Date, the Sustainability (ESG) Strategy Risk in the “The Fund’s Main Investment Risks” in the summary section of each prospectus will hereby be deleted and replaced by the following:

Sustainability (ESG) Strategy Risk. The Fund’s ESG strategies could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG policy may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG policy do not operate as expected when addressing ESG issues. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS, SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE